Janus Henderson Global Sustainable Equity Fund

Schedule of Investments (unaudited)

June 30, 2020

Shares		Value
Common Stocks – 96.5%
Auto Components – 1.7%
Aptiv PLC	1,224	$95,374
Automobiles – 1.4%
Tesla Inc*	71	76,666
Building Products – 0.8%
Kingspan Group PLC	649	41,763
Containers & Packaging – 2.4%
Avery Dennison Corp	498	56,817
DS Smith PLC	18,949	76,916
		133,733
Diversified Telecommunication Services – 0.4%
Orange SA	1,841	21,991
Electric Utilities – 1.7%
SSE PLC	5,640	95,210
Electrical Equipment – 4.6%
Legrand SA	975	73,975
Nidec Corp	700	46,743
Schneider Electric SE	1,190	131,922
		252,640
Electronic Equipment, Instruments & Components – 5.5%
IPG Photonics Corp*	545	87,413
Murata Manufacturing Co Ltd	1,200	70,323
Shimadzu Corp	3,000	79,815
TE Connectivity Ltd	758	61,815
		299,366
Entertainment – 3.8%
Nintendo Co Ltd	300	133,508
Walt Disney Co	649	72,370
		205,878
Equity Real Estate Investment Trusts (REITs) – 5.5%
Crown Castle International Corp	660	110,451
Equinix Inc	173	121,498
Physicians Realty Trust	3,843	67,329
		299,278
Food Products – 1.0%
McCormick & Co Inc/MD	292	52,388
Health Care Equipment & Supplies – 0.6%
Nanosonics Ltd*	6,400	30,240
Health Care Providers & Services – 4.8%
Encompass Health Corp	1,540	95,372
Humana Inc	432	167,508
		262,880
Health Care Technology – 1.3%
Teladoc Health Inc*	360	68,702
Independent Power and Renewable Electricity Producers – 3.3%
Boralex Inc - Class A	4,222	96,110
Innergex Renewable Energy Inc	6,171	86,832
		182,942
Information Technology Services – 1.8%
Mastercard Inc	335	99,059
Insurance – 10.5%
AIA Group Ltd	10,400	96,796
Aon PLC	627	120,760
Intact Financial Corp	1,082	102,995
Marsh & McLennan Cos Inc	1,229	131,958
Progressive Corp	1,516	121,447
		573,956
Leisure Products – 1.8%
Shimano Inc	500	96,179
Machinery – 3.6%
Evoqua Water Technologies Corp*	1,408	26,189
Knorr-Bremse AG*	498	50,383
Wabtec Corp	758	43,638
Xylem Inc/NY	1,136	73,795
		194,005
Professional Services – 1.0%
Wolters Kluwer NV	700	54,603
Semiconductor & Semiconductor Equipment – 9.4%
ASML Holding NV	464	170,078

Shares		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Lam Research Corp	450	$145,557
Microchip Technology Inc	680	71,611
Texas Instruments Inc	1,001	127,097
		514,343
Software – 24.9%
Adobe Inc*	491	213,737
Atlassian Corp PLC*	238	42,904
Autodesk Inc*	821	196,375
Avalara Inc*	880	117,119
Cadence Design Systems Inc*	1,169	112,177
Microsoft Corp	1,505	306,282
salesforce.com Inc*	790	147,991
SAP SE	975	135,704
Zendesk Inc*	990	87,645
		1,359,934
Textiles, Apparel & Luxury Goods – 2.7%
adidas AG*	411	107,517
NIKE Inc	432	42,358
		149,875
Thrifts & Mortgage Finance – 1.2%
Walker & Dunlop Inc	1,299	66,002
Transportation Infrastructure – 0.8%
Getlink SE*	2,923	42,123
Total Common Stocks (cost $5,228,847)		5,269,130
Investment Companies – 11.5%
Money Markets – 11.5%
Fidelity Investments Money Market Treasury Portfolio, 0.0800%ºº (cost $626,459)	626,459	626,459
Total Investments (total cost $5,855,306) – 108.0%		5,895,589
Liabilities, net of Cash, Receivables and Other Assets – (8.0)%		(438,143)
Net Assets – 100%		$5,457,446

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,010,959	68.0%
Japan	426,568	7.2
Germany	293,604	5.0
Canada	285,937	4.9
France	270,011	4.6
Netherlands	224,681	3.8
United Kingdom	172,126	2.9
Hong Kong	96,796	1.7
Australia	73,144	1.2
Ireland	41,763	0.7

Total	$5,895,589	100.0%

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2020.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Building Products	$-	$41,763	$-
Containers & Packaging	56,817	76,916	-
Diversified Telecommunication Services	-	21,991	-
Electric Utilities	-	95,210	-
Electrical Equipment	-	252,640	-
Electronic Equipment, Instruments & Components	149,228	150,138	-
Entertainment	72,370	133,508	-
Health Care Equipment & Supplies	-	30,240	-
Insurance	477,160	96,796	-
Leisure Products	-	96,179	-
Machinery	143,622	50,383	-
Professional Services	-	54,603	-
Semiconductor & Semiconductor Equipment	344,265	170,078	-
Software	1,224,230	135,704	-
Textiles, Apparel & Luxury Goods	42,358	107,517	-
Transportation Infrastructure	-	42,123	-
All Other	1,203,291	-	-
Investment Companies	626,459	-	-
Total Assets	$4,339,800	$1,555,789	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.